UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.): [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Harbour Group, LP
Address:          240 Greenwich Ave, 3rd Floor
                  Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Clifton S. Robbins
Title:            Chief Executive Officer
Phone:            203.422.6565

Signature, Place, and Date of Signing:

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

/s/ Clifton S. Robbins                      Greenwich, Connecticut               November 14, 2006
------------------------------------        ----------------------              -------------------
       [Signature]                              [City, State]                          [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                                ----------

Form 13F Information Table Entry Total:                                 18
                                                               -----------

Form 13F Information Table Value Total:                           $802,036
                                                               -----------
                                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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                                                              Blue Harbour Group, LP
                                                            Form 13F Information Table
                                                         Quarter ended September 30, 2006

                                                                                 INVESTMENT DISCRETION          VOTING AUTHORITY

                              TITLE OF             FAIR    SHARES / SH/
                                CLASS  CUSIP      MARKET PRN AMOUNT PRN  PUT/      SHARED  SHARED     OTHER
ISSUER                                 NUMBER      VALUE                 CALL SOLE DEFINED  OTHER    MANAGERS  SOLE  SHARED  NONE
                                                (X 1000S)
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYSTEMS INC                COM  00845V308  $99,024  6,632,547  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
ALEXANDER & BALDWIN INC          COM  014482103  $31,077   700,399   SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
CSK AUTO CORP                    COM  125965103  $47,239  3,350,300  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
EFUNDS CORPORATION               COM  28224R101  $44,927  1,858,007  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
HELMERICH & PAYNE                COM  423452101  $15,370   667,400   SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
HOUSTON EXPLORATION CO           COM  442120101  $19,518   353,900   SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                  COM  46185R100  $19,873   313,403   SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
JACUZZI BRANDS INC               COM  469865109  $26,664  2,669,100  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTERNATIONAL            COM  50730R102  $56,734  2,075,900  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
LODGENET ENTERTAINMENT CORP      COM  540211109   $5,429   287,568   SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PACIFIC                COM  546347105  $11,393   607,000   SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
NEENAH PAPER INC                 COM  640079109  $23,728   693,200   SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
ONEOK INC                        COM  682680103  $113,650 3,007,400  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
READER'S DIGEST ASSOCIATION      COM  755267101  $85,218  6,575,474  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY INC             COM  807863105  $40,084  1,135,839  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
SPANISH BROADCASTING             COM  846425882   $7,869  1,800,658  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC              COM  89579K109  $41,591   944,600   SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE CO                 COM  984757104  $112,649 3,848,600  SH       SOLE                               x
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                          $802,036
(in thousands)


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